Statements of Stockholders' (Deficit) Equity (Shenzhen Yeller Audio & Video Technology Co., Ltd.) - Shenzhen Yeller Audio & Video Technology Co., Limited [Member] - USD ($)	Common Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total [Member]
Balance at Dec. 31, 2017	$ 14,653	$ (57,172)	$ 1,657	$ (40,862)
Capital contribution	279,189			279,189
Net loss		(237,821)		(237,821)
Foreign currency translation adjustment			7,178	7,178
Balance at Dec. 31, 2018	293,842	(294,993)	8,835	7,684
Capital contribution	5,826			5,826
Net loss		(78,020)		(78,020)
Foreign currency translation adjustment			2,609	2,609
Balance at Jun. 30, 2019	299,668	(373,013)	11,443	(61,902)
Balance at Dec. 31, 2018	293,842	(294,993)	8,835	7,684
Capital contribution	5,826			5,826
Net loss		(103,664)		(103,664)
Foreign currency translation adjustment			815	815
Balance at Dec. 31, 2019	299,668	(398,657)	9,650	(89,339)
Capital contribution	554,284			554,284
Net loss		(102,394)		(102,394)
Foreign currency translation adjustment			7,626	7,626
Balance at Jun. 30, 2020	$ 853,952	$ (501,051)	$ 17,276	$ 370,177